Taxation - Reconciliation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.00%	0.00%	0.00%
Foreign taxes at local expected tax rates	14.20%	5.70%	15.50%
Impact of foreign exchange gains or losses	(0.30%)	(0.10%)	(8.10%)
Unrecognized tax (expense) benefit	(0.20%)	0.00%	1.60%
Tax-exempt income and expenses not deductible	0.10%	(0.40%)	(1.40%)
Foreign branch tax	3.50%	0.10%	(3.30%)
Valuation allowance	(17.60%)	0.60%	3.40%
Other	(2.70%)	(0.90%)	(13.10%)
Actual tax rate	(3.00%)	5.00%	(5.40%)